Term deposits and other financial assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Term deposits	$ 78,585	$ 85,088
Short term and other deposits
Disclosure of financial assets [line items]
Term deposits	30,958	$ 1,065
Short term and other deposits | Maturity of 6 months
Disclosure of financial assets [line items]
Term deposits	$ 30,000